Securitizations and Other Variable Interest Entities - Other Variable Interest Entities, Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Variable Interest Entity [Line Items]
Total assets	$ 2,144,316	$ 2,104,534
Customer Vehicles
Variable Interest Entity [Line Items]
Net decrease in long-term debt	1,200
Maximum loss exposure	3,900	4,700
Liquidity commitments to unconsolidated securitization trusts	691	658
Collateralized Debt Obligations
Variable Interest Entity [Line Items]
Maximum loss exposure	543	780
Notional amount of liquidity exposure	922
Investment Vehicles
Variable Interest Entity [Line Items]
Maximum loss exposure	5,100	5,100
Investment Vehicles | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets	397	1,100
Investment Vehicles | Unconsolidated VIEs
Variable Interest Entity [Line Items]
Maximum loss exposure	150	660
Total assets	14,700	11,200
Consolidated total assets of VIEs	122	431
Leveraged Lease Trusts | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets	2,800	3,300
Real Estate Vehicles | Unconsolidated VIEs
Variable Interest Entity [Line Items]
Total assets	6,600	6,200
Other Variable Interest Entities
Variable Interest Entity [Line Items]
Maximum loss exposure	19,211	20,372
Total assets	18,364	19,505
Other Variable Interest Entities | Consolidated VIEs
Variable Interest Entity [Line Items]
Maximum loss exposure	6,295	7,981
Total assets	6,556	8,502
Other Variable Interest Entities | Unconsolidated VIEs
Variable Interest Entity [Line Items]
Maximum loss exposure	12,916	12,391
Total assets	$ 11,808	$ 11,003